LEASES - Lease Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Operating Leases:
2023	$ 85
2024	36
2025	28
2026	23
2027	19
Thereafter	24
Total lease payments	215
Less: Interest	(25)
Present value of lease liabilities	$ 190	$ 278